Stock Based Compensation (Tables)	3 Months Ended
Mar. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of estimate the fair value of options granted
	March 31, 2020	December 31, 2019	December 31, 2018
Assumptions	(Unaudited)
Expected term	5-10 years	5-10 years	5-10 years
Expected volatility	45.81% - 62.26%	45.81% - 62.26%	40.11% - 61.78%
Expected dividends	0%	0%	0%
Risk-free interest rate	1.52% - 2.99%	1.52% - 2.99%	0.71% - 2.99%
Forfeiture rate	0% - 5%	0% - 5%	0% - 5%

Schedule of stock options outstanding and exercisable
	Options Outstanding			Options Exercisable
Range of Exercise Prices	Shares Outstanding at 12/31/2019	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Shares Exercisable at 12/31/2019	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price
$0.0067	820,391	5.17	$0.0067	820,391	5.17	$0.0067
3.3521	111,871	6.50	3.3521	111,871	6.50	3.3521
	932,262	5.33	0.4081	932,262	5.33	0.4081

	Options Outstanding (Unaudited)			Options Exercisable (Unaudited)
Range of Exercise Prices	Shares Outstanding at 3/31/2020	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Shares Exercisable at 3/31/2020	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price
$0.0067	820,391	4.92	$0.0067	820,391	4.92	$0.0067
3.3521	111,871	6.25	3.3521	111,871	6.25	3.3521
	932,262	5.08	0.4081	932,262	5.08	0.4081

Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock options outstanding and exercisable
	Options Outstanding			Options Exercisable
Range of Exercise Prices	Shares Outstanding at 12/31/2019	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Shares Exercisable at 12/31/2019	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price
$3.96	339,000	9.50	$3.9600	169,500	9.50	$3.9600
9.00	12,000	10.00	9.0000	-	-	-
11.00 – 13.95	97,400	9.67	11.3634	33,350	9.49	12.0615
20.50 – 27.50	147,000	7.89	24.4918	89,750	7.71	26.0047
30.00 – 35.00	124,000	7.50	34.4012	86,672	7.52	34.1981
	719,400	8.86	14.4889	379,272	8.62	16.7991

	Options Outstanding (unaudited)			Options Exercisable (unaudited)
Range of Exercise Prices	Shares Outstanding at 3/31/2020	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Shares Exercisable at 3/31/2020	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price
$3.96	339,000	9.26	$3.9600	169,500	9.26	$3.9600
9.00	12,000	9.75	9.0000	3,000	9.75	9.0000
11.00 – 14.20	99,400	9.43	11.4205	35,350	9.27	12.1825
20.50 – 27.50	147,000	7.64	24.4918	93,875	7.45	26.0704
30.00 – 35.00	124,000	7.25	34.4012	86,672	7.27	34.1981
	721,400	8.61	14.4881	388,397	8.38	16.8391

Aircom 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of weighted average exercise price and estimated fair value of options
	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Fair Value Per Share
Options outstanding at January 1, 2018	932,262	$0.4081	$0.1282
Granted	-	-	-
Exercised	-	-	-
Forfeited/Cancelled	-	-	-
Options outstanding at December 31, 2018	932,262	0.4081	0.1282
Granted	-	-	-
Exercised	-	-	-
Forfeited/Cancelled	-	-	-
Options outstanding at December 31, 2019	932,262	0.4081	0.1282
Granted	-	-	-
Exercised	-	-	-
Forfeited/Cancelled	-	-	-
Options outstanding at March 31, 2020 (unaudited)	932,262	0.4081	0.1282

Schedule of compensation plan
	Number of Shares	Weighted Average Fair Value Per Share
Options unvested at January 1, 2018	302,467	$0.2614
Granted	-	-
Vested	(216,492)	0.5349
Forfeited	-	-
Options unvested at December 31, 2018	85,975	0.4963
Granted	-	-
Vested	(85,975)	0.4963
Forfeited	-	-
Options unvested at December 31, 2019	-	-

Aerkomm 2017 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of compensation plan
	Number of Shares	Average Granted-Date Fair Value
Options unvested at January 1, 2018	168,250	$19.2235
Granted	78,000	13.9258
Vested	(74,839)	17.5714
Forfeited	-	-
Options unvested at December 31, 2018	171,411	17.5341
Granted	436,400	3.8452
Vested	(267,683)	7.5460
Forfeited	-	-
Options unvested at December 31, 2019	340,128	7.8313
Granted	2,000	9.8897
Vested	(9,125)	11.6900
Forfeited	-	-
Options unvested at March 31, 2020 (unaudited)	333,003	7.7380

Schedule of stock options outstanding and exercisable
	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Fair Value Per Share
Options outstanding at January 1, 2018	253,000	$30.8824	$18.4796
Granted	78,000	19.7462	13.9258
Exercised	-	-	-
Forfeited/Cancelled	(48,000)	27.5000	16.4610
Options outstanding at December 31, 2018	283,000	28.3867	17.5668
Granted	436,400	5.4763	3.8452
Exercised	-	-	-
Forfeited/Cancelled	-	-	-
Options outstanding at December 31, 2019	719,400	14.4889	9.2431
Granted	2,000	14.2000	9.8897
Exercised	-	-	-
Forfeited/Cancelled	-	-	-
Options outstanding at March 31, 2020 (unaudited)	721,400	14.4811	9.2448